DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - Dec. 31, 2025 € in Millions, $ in Millions	EUR (€)	USD ($)
Forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 208.9
Forward contract | Ternium Mexico S.A. de C.V. | EUR
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 242.7
Forward contract | Mineraçao Usiminas | Iron Ore
Disclosure of detailed information about financial instruments [line items]
Notional amount		26.9
Swap contract | Ternium Mexico S.A. de C.V. | Zinc
Disclosure of detailed information about financial instruments [line items]
Notional amount		2.8
Non-deliverable forward contract | Ternium Mexico S.A. de C.V. | MXN
Disclosure of detailed information about financial instruments [line items]
Notional amount		344.5
Non-deliverable forward contract | Ternium Guatemala | GTQ
Disclosure of detailed information about financial instruments [line items]
Notional amount		2.0
Non-deliverable forward contract | Ternium Brasil Ltda. | EUR
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 10.0